PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Remeasurement Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains from demographic assumptions	$ 1,052	$ 1,131	$ 1,332
Actuarial (losses) gains from financial assumptions	(3,989)	(1,901)	2,652
Experience (losses) gains	(2,077)	(1,383)	(15)
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	(1,458)
Total amounts recognized in OCI	577	(448)	2,511
Other Plans
Disclosure of defined benefit plans [line items]
Actuarial gains from demographic assumptions	565	21	30
Actuarial (losses) gains from financial assumptions	(133)	(141)	31
Experience (losses) gains	(707)	835	(22)
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Total amounts recognized in OCI	$ (275)	$ 715	$ 39